Janus Henderson Balanced Portfolio Investment Strategy - Institutional Shares [Member] - Janus Henderson Balanced Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Portfolio pursues its investment objective by normally investing 35-70% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. As of December 31, 2025, approximately 64.48% of the Portfolio’s assets were held in equity securities, including common stocks, and 35.52% of the Portfolio’s assets were held in fixed-income securities and cash equivalents. The Portfolio’s equity investments include, but are not limited to, common stocks and other securities with equity characteristics. The Portfolio’s fixed-income investments include, but are not limited to, government notes and bonds, corporate bonds, commercial and residential mortgage-backed securities, and asset-backed securities. The Portfolio may also invest in money market instruments. The Portfolio may invest in fixed and floating rate obligations with varying durations. The Portfolio will limit its investments in high-yield bonds (also known as “junk” bonds) to 35% of the fixed-income portion of its net assets. The Portfolio may enter into “to be announced” or “TBA” commitments when purchasing mortgage-backed securities or other securities. The Portfolio also invests in securities that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A securities. The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, currencies, interest rates, or market indices. In particular, the Portfolio may use index credit default swaps for hedging purposes (to offset risks associated with an investment exposure or market conditions), to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio relative to its benchmark index, and to earn income, enhance returns, or preserve capital. The Portfolio’s exposure to derivatives will vary and may include derivatives that have characteristics similar to the securities in which the Portfolio may directly invest. The Portfolio may take short positions on derivatives instruments. In choosing equity investments, portfolio management applies a “bottom-up” approach. In other words, equity portfolio management looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. Factors that equity portfolio management will consider in its fundamental analysis include a company’s revenue growth potential, returns on capital, and balance sheet flexibility. Equity portfolio management will generally consider selling a security when, among other things, it reaches or exceeds its targeted value, the investment thesis for owning the position has changed, or to rebalance industry or sector weightings. In choosing fixed-income investments, portfolio management’s investment process is research-driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Fixed-income portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators. This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.